Rental expense and commitments (Tables)	12 Months Ended
Dec. 31, 2017
Leases, Operating
Schedule Of Future Minimum Rental Payments For Operating Leases Table Text Block
Year	Minimum payments[1]
(In thousands)
2018	$31,886
2019	29,845
2020	28,160
2021	26,005
2022	23,077
Later years	107,986
$246,959